Finance leases (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Finance Liability [Member]
Capital Leased Assets [Line Items]
Amount receivable in respect of finance leases	$ (2,880,000)	$ (2,880,000)
Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	279,033,582	296,181,882
Amounts representing interest and deferred finance fees	(50,163,519)	(54,705,784)
Net minimum finance lease payments	228,870,063	241,476,098
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Adjusted net minimum finance lease payments	225,990,063	238,596,098
Current portion of finance lease obligations	18,334,052	26,589,017
Current portion of deferred finance fees	(704,653)	(739,817)
Non-current portion of finance lease obligations	214,374,423	218,985,447
Non-current portion of deferred finance fees	(3,133,759)	(3,358,549)
Total finance lease obligations	228,870,063	241,476,098
Net finance lease obligations	225,990,063	238,596,098
River Hudson LLC [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	0	10,380,600
Japanese Leases No.1 and 2 [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	35,056,400	36,253,400
Japanese Lease No.3 [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	17,285,500	17,870,500
CMBFL Leases No.1 to 4 [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	85,582,288	87,496,402
Ocean Yield ASA [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	65,229,240	66,563,040
Japanese Lease No.4 [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	25,540,478	26,061,943
China Huarong Leases [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	$ 50,339,676	$ 51,555,997